Installment Loans (Composition of Installment Loans By Domicile and Type of Borrower) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2022	Mar. 31, 2021
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		¥ 3,862,604	¥ 3,670,784
Purchased loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans	[1]	13,747	12,351
Japan | Consumer borrowers
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		2,209,027	2,211,276
Japan | Consumer borrowers | Real estate loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		2,007,570	1,995,031
Japan | Consumer borrowers | Card loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		173,687	188,547
Japan | Consumer borrowers | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		27,770	27,698
Japan | Corporate borrowers
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		521,299	530,892
Japan | Corporate borrowers | Real estate companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		278,607	279,046
Japan | Corporate borrowers | Non-recourse loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		74,085	47,956
Japan | Corporate borrowers | Commercial, industrial companies and other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		168,607	203,890
Overseas | Consumer borrowers
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		135,996	102,082
Overseas | Consumer borrowers | Real estate loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		105,860	75,890
Overseas | Consumer borrowers | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		30,136	26,192
Overseas | Corporate borrowers
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		982,535	814,183
Overseas | Corporate borrowers | Real estate companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		273,789	197,074
Overseas | Corporate borrowers | Non-recourse loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		80,918	113,129
Overseas | Corporate borrowers | Commercial, industrial companies and other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		¥ 627,828	¥ 503,980

[1]	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely.